Details of dividends recognized as distributions to stockholders (Details) - KRW (₩) ₩ / shares in Units, ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Common stocks [Member]
Details of dividends recognized as distributions to stockholders [Line Items]
Total number of shares issued and outstanding	474,199,587	474,199,587
Par value per share in won	₩ 5,000	₩ 5,000
Common stocks:
Dividend per share in won	₩ 1,850	₩ 1,600
Dividends	₩ 851,587	₩ 753,041
Preferred stocks:
Dividend rate per share	37.00%	32.00%
Preferred stocks [Member]
Details of dividends recognized as distributions to stockholders [Line Items]
Total number of shares issued and outstanding	17,482,000
Par value per share in won	₩ 5,000
Preferred stocks:
Dividend per share in won	₩ 1,850
Dividends	₩ 32,342
Dividend rate per share	37.00%